Net income (loss) per common share - Reconciliation of numerator used for calculation of diluted net income per common share (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Numerator for basic net income (loss) per common share	$ 482,358	$ (156,678)
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income (loss)	(9,168)	0
Equity-settled expense	(5,742)	0
Numerator for diluted net income (loss) per common share	$ 467,448	$ (156,678)